Investment in Affiliates (Details) (USD $)	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012 item	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2011
Investment in affiliates
Noncontrolling interest (as a percent)						30.00%							30.00%		30.00%
Recognized pretax gain included in the "Other income (expense)"						$ 59,100,000
Amount funded to an equity method investee											7,900,000	7,900,000	161,500,000	1,400,000
Number of affiliates accounted for under the equity method of accounting		10										10
Number of merchant alliance affiliates accounted for under the equity method of accounting		5										5
Number of affiliates in related markets accounted for under the equity method of accounting		5										5
Unaudited financial information related to balance sheet
Total assets		2,834,800,000				2,820,300,000						2,834,800,000	2,820,300,000
Total liabilities		2,467,900,000				2,514,700,000						2,467,900,000	2,514,700,000
Unaudited financial information related to income statement
Net operating revenues												1,278,400,000	1,114,400,000	999,100,000
Operating expenses												630,200,000	577,400,000	520,600,000
Operating income												648,200,000	537,000,000	478,500,000
Net income												639,400,000	509,800,000	455,600,000
FDC equity earnings	47,300,000	43,700,000	43,000,000	44,000,000	27,500,000	44,400,000	47,800,000	33,500,000	27,700,000	136,000,000	114,500,000	158,200,000	153,400,000	117,300,000
Additional information
Amount by which the total of the entities investments in affiliates exceeded its proportionate share of the investees' net assets		1,300,000,000				1,400,000,000						1,300,000,000	1,400,000,000
Estimated future amortization expense for intangible assets
2013		78,400,000										78,400,000
2014		62,200,000										62,200,000
2015		57,100,000										57,100,000
2016		52,300,000										52,300,000
2017		49,100,000										49,100,000
Thereafter		48,200,000										48,200,000
TCH LLC
Investment in affiliates
Noncontrolling interest (as a percent)															30.00%
Recognized pretax gain included in the "Other income (expense)"						59,100,000
One of merchant alliance partners
Investment in affiliates
Amount funded to an equity method investee						$ 160,000,000